Capital and reserves - Summary of reserves and other equity interest (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	$ 85,493	$ 82,990		$ 90,439
Profit (loss) for the year	[1]	1,229	15,880		(1,357)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a		(364)	754		6,853
Cash flow hedges and costs of hedging (including reclassifications)		(410)	378		774
Share of items relating to equity-accounted entities, net of tax		(12)	(192)		402
Other		(1)			(225)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset		367	(1,504)		408
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(40)	38
Costs of hedges that will subsequently be transferred to the balance sheet		(1)	15		(4)
Total comprehensive income	[1]	768	15,369		6,851
Dividends	[1],[2]	(5,393)	(5,234)		(4,659)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(10)	(1)		1
Issued capital, ordinary shares	[1]				820
Repurchase of ordinary share capital	[1]	(7,302)	(8,167)		(10,493)
Share-based payments, net of tax	[1]	1,083	669		847
Share of equity-accounted entities’ changes in equity, net of tax		0	1	[1]
Issue of perpetual hybrid bonds	[1]	4,330	175		370
Redemption of perpetual hybrid bonds, net of tax	[1]	(1,291)
Payments on issue of perpetual hybrid bonds	[1]	(610)	(591)		(529)
Transactions involving non-controlling interests, net of tax	[1]	1,250	282		(657)
Equity outstanding, end of period	[1]	78,318	85,493		82,990
Share Capital And Capital Reserve [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	48,013	47,873		46,871
Profit (loss) for the year		0	0		0
Items that will not be reclassified to profit or loss
Issued capital, ordinary shares	[1]				820
Repurchase of ordinary share capital		0	0
Share-based payments, net of tax	[1]	216	140		182
Share of equity-accounted entities’ changes in equity, net of tax					182
Equity outstanding, end of period	[1]	48,229	48,013		47,873
Issued capital [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		4,496	4,795		5,215
Profit (loss) for the year		0	0		0
Items that will not be reclassified to profit or loss
Issued capital, ordinary shares					41
Repurchase of ordinary share capital		(310)	(316)		(475)
Share-based payments, net of tax		0	17
Share of equity-accounted entities’ changes in equity, net of tax					14
Equity outstanding, end of period		4,186	4,496		4,795
Share premium [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		13,815	13,692		12,745
Profit (loss) for the year		0	0		0
Items that will not be reclassified to profit or loss
Issued capital, ordinary shares					779
Repurchase of ordinary share capital			0
Share-based payments, net of tax		216	123
Share of equity-accounted entities’ changes in equity, net of tax					168
Equity outstanding, end of period		14,031	13,815		13,692
Capital redemption reserve [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		2,496	2,180		1,705
Profit (loss) for the year		0	0		0
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital		310	316		475
Share-based payments, net of tax			0
Equity outstanding, end of period		2,806	2,496		2,180
Merger reserve [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		27,206	27,206		27,206
Profit (loss) for the year		0	0		0
Items that will not be reclassified to profit or loss
Repurchase of ordinary share capital			0
Share-based payments, net of tax			0
Equity outstanding, end of period		27,206	27,206		27,206
Treasury shares [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(11,323)	(12,153)		(12,624)
Items that will not be reclassified to profit or loss
Share-based payments, net of tax	[1]	2,293	830		471
Equity outstanding, end of period	[1]	(9,030)	(11,323)		(12,153)
Reserve of exchange differences on translation [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	(1,920)	(2,643)		(9,572)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a		(276)	728		6,914
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	(276)	728		6,914
Payments on issue of perpetual hybrid bonds	[1]	0	(5)		15
Equity outstanding, end of period	[1]	(2,196)	(1,920)		(2,643)
Reserve of exchange differences on translation [member] | customers & products | Petrol Ofisi [Member]
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a		942
Reserve of exchange differences on translation [member] | Rosneft
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a					10,372
Other investments
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		38	0
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a		(1)
Items that will not be reclassified to profit or loss
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(40)	38
Total comprehensive income		(41)	38
Equity outstanding, end of period		(3)	38		0
Reserve of cash flow hedges [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		319	(183)		(851)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		(406)	488		671
Items that will not be reclassified to profit or loss
Costs of hedges that will subsequently be transferred to the balance sheet		(1)	15		(4)
Total comprehensive income		(407)	503		667
Cash flow hedges transferred to the balance sheet, net of tax		(10)	(1)		1
Equity outstanding, end of period		(98)	319		(183)
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period		(183)	(73)		(176)
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)		(4)	(110)		103
Items that will not be reclassified to profit or loss
Total comprehensive income		(4)	(110)		103
Equity outstanding, end of period		(187)	(183)		(73)
Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	174	(256)		(1,027)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a		(1)
Cash flow hedges and costs of hedging (including reclassifications)		(410)	378		774
Items that will not be reclassified to profit or loss
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(40)	38
Costs of hedges that will subsequently be transferred to the balance sheet		(1)	15		(4)
Total comprehensive income	[1]	(452)	431		770
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(10)	(1)		1
Equity outstanding, end of period	[1]	(288)	174		(256)
Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member] | Rosneft
Items that may be reclassified subsequently to profit or loss
Cash flow hedges and costs of hedging (including reclassifications)					651
Retained earnings [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	35,339	34,732		51,815
Profit (loss) for the year	[1]	381	15,239		(2,487)
Items that may be reclassified subsequently to profit or loss
Share of items relating to equity-accounted entities, net of tax		(12)	(192)		402
Other		(1)			(225)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset		367	(1,504)		408
Total comprehensive income	[1]	735	13,543		(1,902)
Dividends	[1],[2]	(5,018)	(4,831)		(4,365)
Repurchase of ordinary share capital	[1]	(7,302)	(8,167)		(10,493)
Share-based payments, net of tax	[1]	(1,426)	(301)		194
Share of equity-accounted entities’ changes in equity, net of tax		0	1	[1]
Issue of perpetual hybrid bonds	[1]	(22)	(1)		(4)
Redemption of perpetual hybrid bonds, net of tax	[1]	9
Transactions involving non-controlling interests, net of tax	[1]	216	363		(513)
Equity outstanding, end of period	[1]	22,531	35,339		34,732
Equity attributable to owners of parent [member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	70,283	67,553		75,463
Profit (loss) for the year	[1]	381	15,239		(2,487)
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a		(277)	728		6,914
Cash flow hedges and costs of hedging (including reclassifications)		(410)	378		774
Share of items relating to equity-accounted entities, net of tax		(12)	(192)		402
Other		(1)			(225)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset		367	(1,504)		408
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		(40)	38
Costs of hedges that will subsequently be transferred to the balance sheet		(1)	15		(4)
Total comprehensive income	[1]	7	14,702		5,782
Dividends	[1],[2]	(5,018)	(4,831)		(4,365)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	(10)	(1)		1
Issued capital, ordinary shares	[1]				820
Repurchase of ordinary share capital	[1]	(7,302)	(8,167)		(10,493)
Share-based payments, net of tax	[1]	1,083	669		847
Share of equity-accounted entities’ changes in equity, net of tax		0	1	[1]
Issue of perpetual hybrid bonds	[1]	(22)	(1)		(4)
Redemption of perpetual hybrid bonds, net of tax	[1]	9
Payments on issue of perpetual hybrid bonds	[1]	0	(5)		15
Transactions involving non-controlling interests, net of tax	[1]	216	363		(513)
Equity outstanding, end of period	[1]	59,246	70,283		67,553
Non-controlling interests, hybrid bonds [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	13,566	13,390		13,041
Profit (loss) for the year	[1]	641	586		519
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	641	586		519
Issue of perpetual hybrid bonds	[1]	4,352	176		374
Redemption of perpetual hybrid bonds, net of tax	[1]	(1,300)
Payments on issue of perpetual hybrid bonds	[1]	(610)	(586)		(544)
Equity outstanding, end of period	[1]	16,649	13,566		13,390
Non-controlling interests, other interest [Member]
Disclosure of reserves within equity [line items]
Equity outstanding, beginning of period	[1]	1,644	2,047		1,935
Profit (loss) for the year	[1]	207	55		611
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)a		(87)	26		(61)
Items that will not be reclassified to profit or loss
Total comprehensive income	[1]	120	81		550
Dividends	[1],[2]	(375)	(403)		(294)
Transactions involving non-controlling interests, net of tax	[1]	1,034	(81)		(144)
Equity outstanding, end of period	[1]	$ 2,423	$ 1,644		$ 2,047

[1]	See Note 32 for further information.
[2]	See Note 10 for further information.